COMPANY'S OPERATIONS (Details) - item	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
BRAZIL | Fibria
Company's Operations [Line Items]
Number of Ports		4
BRAZIL
Company's Operations [Line Items]
Number of Technology Centers		4,000
Number of Distribution Centers		29
BRAZIL | Suzano Industrial
Company's Operations [Line Items]
Number of Industrial Units		14
State of Sao Paulo | Suzano Industrial
Company's Operations [Line Items]
Number of Industrial Units		2
Number of Industrial Units		16
Number of Technology Centers		6,000
%	100.00%	100.00%
Controlling Shareholders
Company's Operations [Line Items]
%	49.25%	49.28%	49.25%
Foreign market
Company's Operations [Line Items]
Number of Terminals		73